Income Taxes - Additional Information (Detail) € in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Income Tax Disclosure [Line Items]
Provision for income taxes				$ 455,000,000	$ 298,000,000	$ 360,000,000
Valuation allowance against deferred tax assets				163,000,000	133,000,000	111,000,000
Non-tax deductible charges	$ 502,000,000	€ 450	$ 551,000,000
Undistributed earnings in subsidiaries				3,000,000,000
Deferred income taxes				101,000,000	69,000,000	97,000,000
Deferred tax liability on total undistributed earnings				$ 42,000,000
Joint venture ownership percentage				50.00%
Deferred taxes				$ 8,000,000
Deferred tax assets, valuation allowances				1,744,000,000	1,490,000,000
Gross tax loss carry forwards with indefinite lives				3,000,000,000
Unrecognized tax benefits, that would affect effective tax rate, if recognized				154,000,000
Income tax related interest and penalties recognized expense				(1,000,000)	7,000,000	2,000,000
Income tax related interest and penalties accrued				$ 11,000,000	12,000,000	$ 16,000,000
Minimum [Member]
Income Tax Disclosure [Line Items]
Income tax examination year				2002
Maximum [Member]
Income Tax Disclosure [Line Items]
Income tax examination year				2017
2018 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				$ 146,000,000
2019 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				204,000,000
2020 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				41,000,000
2021 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				96,000,000
2022 and beyond [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				494,000,000
2019 [Member]
Income Tax Disclosure [Line Items]
Tax credit carry forwards, subject to expiration				2,000,000
2022 and beyond [Member]
Income Tax Disclosure [Line Items]
Tax credit carry forwards, subject to expiration				37,000,000
Subsidiaries Outside U.K. [Member]
Income Tax Disclosure [Line Items]
Deferred income taxes				$ 0
Latin America [Member]
Income Tax Disclosure [Line Items]
Income tax charge in connection with reorganization					59,000,000
Brazil and Argentina [Member]
Income Tax Disclosure [Line Items]
Income tax charge in connection with reorganization					58,000,000
Other Latin America [Member]
Income Tax Disclosure [Line Items]
Income tax charge in connection with reorganization					$ 1,000,000
U.K.
Income Tax Disclosure [Line Items]
Statutory federal income tax rate				19.25%	20.00%	20.00%
Valuation allowance against deferred tax assets				$ 84,000,000
US
Income Tax Disclosure [Line Items]
Tax expense related to mandatory repatriation tax				$ 39,000,000